ACQUISITION OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2013
MCP [Member]
Net Assets Acquired

The net assets acquired in the transaction are as follows:

Amount recognized at the date of acquisition
Net assets acquired:

Cash and cash equivalents	$27,876
Prepaid expenses and other current assets	13
Accrued expenses and other current liabilities	(1,094)
Noncontrolling interests	(1,860)

Net assets	$24,935
Excess payment on acquisition of assets and liabilities (including direct cost incurred) charged to consolidated statements of operations and included in development costs	5,747

$30,682

Total consideration satisfied by:
Cash paid	$30,682

Studio City Group [Member]
Net Assets Acquired

The net assets acquired in the transaction are as follows:

Amount recognized at the date of acquisition
Net assets acquired:
Cash and cash equivalents	$35,818
Prepaid expenses and other current assets	72
Deposits	432
Land use right, net	549,079
Construction in progress	139,201
Accrued expenses and other current liabilities	(10,939)
Land use right payable	(47,020)
Deferred tax liabilities	(54,985)
Noncontrolling interests	(237,309)

Net assets	$374,349

Total consideration satisfied by:
Cash paid	$310,000
Payables for acquisition of assets and liabilities	45,964

355,964
Direct costs incurred for acquisition of assets and liabilities	18,385

$374,349